Summary of Significant Accounting Policies (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 23, 2024	Sep. 16, 2024	Sep. 09, 2024	Sep. 02, 2024	Aug. 17, 2024	Jul. 25, 2024	Jun. 19, 2024	Dec. 31, 2023	Apr. 27, 2023	Apr. 19, 2023	Feb. 15, 2023	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 14, 2024	Mar. 01, 2024	Aug. 10, 2023	Dec. 31, 2021
Amount insured by FDIC								$ 250,000					$ 250,000			$ 250,000			$ 250,000
Sale and liquidation																	$ 2,130,116		2,130,116	$ 1,151,186
Realized losses on bonds																0	34,556		34,556	52,096
Bad debt expense														$ 79,357			82,478		83,564	17,489
Inventory Write-down														0
Inventory								134,057					103,490			103,490			134,057	151,248
Impairment of intangible assets, finite-lived																	0		0
Impairment losses																	0		0
Derivative liabilities								0											0	0
Deferred revenue								0											0	0
Unrecognized Tax Benefits								0											0
Interest and penalties																	0		0	0
Valuation allowance deferred tax assets
Marketing and advertising expense													$ 33,661	21,737		$ 58,167	80,377		$ 136,582	$ 1,364,168
Common stock, shares authorized								500,000,000	50,000,000				500,000,000		50,000,000	500,000,000			500,000,000	500,000,000
Reverse stock split									1:8
Preferred Stock, Shares Authorized								5,000,000	50,000,000				5,000,000			5,000,000			5,000,000	5,000,000
Consulting fees											$ 5,000								$ 5,000
Shares remain vested								260,000
Shares remain unvested								65,000					26,000			26,000			65,000
Proceeds from gain loss on sale of debt securities																			$ 44,590
Provisions for inventory								$ 0											0	$ 0
Income tax liabilities								$ 0											$ 0	$ 0
Shares of common stock										325,000										37,392				8,769
Payments to Acquire Businesses, Gross																				$ 321,250
Stock Issued During Period, Value, New Issues															$ 25,308				25,308
Accounts Receivable, Allowance for Credit Loss								$ 81,772					$ 81,772			$ 81,772			81,772
Next NRG Holding Corp [Member]
Amount insured by FDIC								250,000					250,000			250,000			250,000
Impairment of intangible assets, finite-lived																	0
Impairment losses																	0		0	0
Derivative liabilities								0											0
Interest and penalties																	0
Valuation allowance deferred tax assets								$ 0											0
Marketing and advertising expense													20,220	14,550		26,348	14,550		$ 1,050	$ 10,000
Common stock, shares authorized								100,000											100,000	100,000
Business Acquisition, Percentage of Voting Interests Acquired												100.00%											100.00%
Payments to Acquire Businesses, Gross												$ 5,500,000				1,550,000			$ 2,350,000
Escrow Deposit								$ 250,000						250,000			250,000		250,000
Additional payments to acquire businesses gross																			1,550,000
Stock Issued During Period, Value, New Issues																			$ 3,700,000
Debt Instrument, Interest Rate, Effective Percentage								7.00%											7.00%
Debt Instrument, Maturity Date, Description																			May 2024
Debt Securities								$ 0					1,234,138			1,234,138			$ 0
Deposit Assets								5,500,000											5,500,000
Depreciation																			9,992
Depreciation													$ 4,798	$ 1,118		9,596	$ 1,118			0
Accounts Receivable, Allowance for Credit Loss								$ 309,098											309,098	291,841
Research and development expense																			0	0
Next NRG Holding Corp [Member] | Chief Executive Officer [Member]
Proceeds from Contributions from Affiliates																$ 10,000
Next NRG Holding Corp [Member] | Stat EI Inc [Member]
Payments to Acquire Businesses, Gross																			$ 1,800,000
Corporate Bond Securities [Member]
Proceeds from investment																				$ 1,151,186
Share-Based Payment Arrangement, Tranche One [Member]
Shares remain unvested								32,500					13,000			13,000			32,500
Share-Based Payment Arrangement, Tranche Two [Member]
Shares remain unvested								32,500					13,000			13,000			32,500
Services Agreement [Member]
Stock Issued During Period, Shares, New Issues																			130,000
Shares remain vested																104,000			104,000
Telx Computers Inc [Member] | Services Agreement [Member]
Related party other expenses										$ 10,000									$ 10,000
Related Party [Member]
Preferred Stock, Shares Authorized													50,000,000			50,000,000
Other Liabilities													$ 17,150			$ 17,150
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum																27.00%
Mountain Views Strategy Ltd [Member]
Related party other expenses											$ 13,000
Subsequent Event [Member]
Common stock, shares authorized																					500,000,000
Reverse stock split						1:2.5 reverse stock split	1:2.5 reverse stock split
Subsequent Event [Member] | Next NRG Holding Corp [Member]
Common stock, shares authorized																						1,000,000,000
Preferred Stock, Shares Authorized																						50,000,000
Stock Issued During Period, Value, New Issues																		$ 3,700,000
Debt Instrument, Interest Rate, Effective Percentage																		7.00%
Debt Instrument, Periodic Payment	$ 30,000	$ 20,000	$ 20,000	$ 20,000	$ 40,000